Segment Reporting -10Q (Details)	3 Months Ended								6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)		Mar. 31, 2023 USD ($)	[1]	Jun. 30, 2022 USD ($)		Mar. 31, 2022 USD ($)	[1]	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment											8
Segment Reporting Information [Line Items]
Revenues, net	$ 28,022,026				$ 25,271,126				$ 52,383,739	$ 50,863,280	$ 104,563,002	$ 51,640,813
Gross profit	7,787,090				6,160,543				13,003,546	11,798,000	21,714,402	7,697,998
Income (loss) from operations	(3,718,894)				2,371,760				(8,859,367)	(1,384,395)	(10,755,784)	(22,122,359)
Depreciation and amortization	1,585,356				1,548,792				3,113,139	3,018,456
Interest Expenses	1,108,745				962,474				2,107,615	1,571,435	3,124,132	3,289,233
Net income (loss)	(4,551,866)	[1]	$ (5,769,143)		1,539,806	[1]	$ (3,999,560)		(10,321,009)	(2,459,754)	(12,875,313)	(19,483,138)
Total Assets	142,610,925								142,610,925		145,632,214	134,623,850
Goodwill	22,680,084								22,680,084		22,680,084	22,680,084
Accounts receivable, net	16,628,748								16,628,748		17,139,944	11,875,176
Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from operations											(10,755,784)	(22,122,359)
Depreciation and amortization											6,174,538	$ 4,154,359
All Other
Segment Reporting Information [Line Items]
Revenues, net	1,176,325				673,735				2,447,472	1,559,718
Gross profit	398,676				293,225				772,244	646,699
Income (loss) from operations	(3,788,794)				(2,587,090)				(7,143,755)	(5,012,709)
Depreciation and amortization	317,255				277,280				595,968	554,721
Interest Expenses	600,494				534,018				1,087,498	829,747
Net income (loss)	(4,191,979)				(3,167,735)				(7,666,677)	(5,508,728)
Total Assets	15,619,649								15,619,649		15,118,622
Goodwill	1,913,310								1,913,310		1,913,310
Accounts receivable, net	758,324								758,324		811,776
A4 Construction Services - MSM Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues, net	3,550,392				5,326,296				7,363,532	9,093,686
Gross profit	549,807				191,788				781,695	655,594
Income (loss) from operations	(150,608)				(152,882)				(555,021)	(468,580)
Depreciation and amortization	178,665				171,342				352,963	337,746
Interest Expenses	98,163				124,220				211,873	227,245
Net income (loss)	(248,771)				(276,934)				(729,371)	(639,301)
Total Assets	10,675,363								10,675,363		11,309,049
Goodwill	113,592								113,592		113,592
Accounts receivable, net	4,373,429								4,373,429		5,188,521
A4 Construction Services - Excel Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues, net	110,494				342,963				443,358	631,777
Gross profit	(373,950)				(26,468)				(523,958)	(125,442)
Income (loss) from operations	(578,989)				(238,956)				(1,011,070)	(558,946)
Depreciation and amortization	67,524				132,917				135,049	132,917
Interest Expenses	60,196				61,643				120,766	123,628
Net income (loss)	(639,185)				(300,599)				(1,131,836)	(682,574)
Total Assets	3,334,543								3,334,543		3,359,818
Goodwill	0								0		0
Accounts receivable, net	386,429								386,429		288,243
A4 Manufacturing - QCA Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues, net	5,319,687				4,241,382				9,511,330	8,560,242
Gross profit	1,786,189				1,149,049				2,683,904	2,176,233
Income (loss) from operations	446,516				270,804				465,613	685,252
Depreciation and amortization	113,673				108,304				230,552	208,783
Interest Expenses	171,005				87,601				334,650	123,890
Net income (loss)	275,944				161,763				131,757	535,630
Total Assets	20,550,261								20,550,261		20,988,492
Goodwill	1,963,761								1,963,761		1,963,761
Accounts receivable, net	2,768,483								2,768,483		3,867,141
A4 Manufacturing - Alt Labs Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues, net	6,787,129				2,958,885				11,014,043	6,783,023
Gross profit	1,778,676				857,997				2,727,428	1,759,476
Income (loss) from operations	181,351				5,190,788				(377,774)	4,203,305
Depreciation and amortization	225,654				253,948				434,208	560,983
Interest Expenses	84,979				94,561				149,659	151,677
Net income (loss)	178,697				5,298,191				(480,059)	4,186,729
Total Assets	28,335,277								28,335,277		26,636,905
Goodwill	4,410,564								4,410,564		4,410,564
Accounts receivable, net	2,458,636								2,458,636		1,833,502
A4 Defense - TDI Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues, net	2,413,363				2,472,207				5,383,450	5,160,188
Gross profit	944,550				1,285,732				1,561,132	2,128,921
Income (loss) from operations	829,235				783,704				1,010,769	1,206,844
Depreciation and amortization	72,433				72,090				144,866	144,180
Interest Expenses	16,598				0				33,945	0
Net income (loss)	837,719				783,704				1,001,906	1,206,844
Total Assets	13,663,378								13,663,378		13,497,381
Goodwill	6,426,786								6,426,786		6,426,786
Accounts receivable, net	2,207,665								2,207,665		1,905,314
A4 Technologies - RCA Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues, net	8,538,620				8,910,276				15,992,043	18,147,535
Gross profit	2,752,026				2,159,923				5,126,204	4,344,251
Income (loss) from operations	944,686				193,377				1,420,550	759,667
Depreciation and amortization	244,805				170,053				489,609	340,099
Interest Expenses	71,896				60,431				157,852	115,248
Net income (loss)	872,790				132,946				1,262,698	644,419
Total Assets	24,753,925								24,753,925		27,191,977
Goodwill	1,355,728								1,355,728		1,355,728
Accounts receivable, net	3,669,480								3,669,480		3,232,559
A4 Technologies - Elecjet Sgement | Operating Segments
Segment Reporting Information [Line Items]
Revenues, net	121,845				345,382				224,340	902,111
Gross profit	(53,000)				249,297				(126,809)	187,268
Income (loss) from operations	(222,275)				(268,554)				(467,696)	(572,900)
Depreciation and amortization	105,668				103,633				211,334	205,133
Interest Expenses	0				0				0	0
Net income (loss)	(222,275)				(272,099)				(467,696)	(576,445)
Total Assets	12,787,943								12,787,943		12,897,440
Goodwill	6,496,343								6,496,343		6,496,343
Accounts receivable, net	6,302								6,302		12,888
A4 Aerospace - Vayu Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues, net	4,171				0				4,171	25,000
Gross profit	4,116				0				1,706	25,000
Income (loss) from operations	(1,380,016)				(819,431)				(2,200,983)	(1,626,328)
Depreciation and amortization	259,679				259,225				518,590	533,894
Interest Expenses	5,414				0				11,372	0
Net income (loss)	(1,414,806)				$ (819,431)				(2,241,731)	$ (1,626,328)
Total Assets	12,890,586								12,890,586		14,632,530
Goodwill	0								0		0
Accounts receivable, net	$ 0								$ 0		$ 0

[1]	Current and prior period results have been adjusted to reflect the one-for-eight stock split effected in May 2023. See Note 6, Stockholders' Equity for details.